Long-term debt - Additional information (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Oct. 23, 2020	Aug. 07, 2020	Apr. 24, 2020	Aug. 12, 2019	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 29, 2019	Sep. 30, 2013
Debt Instrument [Line Items]
Loan Covenant Security Maintenance Percentage to Loans Outstanding						125.00%
Line of Credit Facility, Maximum Borrowing Capacity						$ 385,000
Repayment of revolving credit facility due to owners and affiliates						0	$ 34,000	$ 17,500
Revolving credit due to owners and affiliates repayment				$ 34,000
Payments of arrangement fees						$ 0	$ 5,797	$ 0
Lampung facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate						4.70%	6.20%
Gallant And Grace facility
Debt Instrument [Line Items]
Repayment of revolving credit facility due to owners and affiliates					$ 303,200
Repayments of Accrued interest					1,600
$385 million facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 320,000
Repayment of revolving credit facility due to owners and affiliates					303,200
Repayments of Accrued interest					1,600
Payments of arrangement fees					5,500
Remaining proceeds used for general partnership purposes					9,600
Export credit tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis						The interest rate for the export credit tranche is LIBOR plus a margin of 2.3%.
Line of Credit Facility, Frequency of Payments						The export credit tranche is repayable in quarterly installments over 12 years
Debt Instrument, Basis Spread on Variable Rate						2.30%
Export credit tranche [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Future repayment upon maturity of commercial tranche					$ 9,500
FSRU tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis						The FSRU tranche has an interest rate of LIBOR plus a margin of 3.4%.
Line of Credit Facility, Frequency of Payments						The FSRU tranche is repayable quarterly over 7 years
Debt Instrument, Balloon Payment						$ 15,500
Debt Instrument, Basis Spread on Variable Rate						3.40%
Commercial tranche [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate						3.40%	4.70%
Secured Debt [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description						The primary financial covenants under the Lampung facility are as follows: Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested on each quarterly repayment date; Guarantor's book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and Guarantor's free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.
Term Loan Facility [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Secured Debt										$ 299,000
385 million facility
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis					LIBOR plus a margin of 2.30%
Line of Credit Facility, Frequency of Payments					The commercial tranche is repayable quarterly with a final balloon payment of $136.1
Debt Instrument, Basis Spread on Variable Rate					2.30%
Debt Instrument, Covenant Description						The primary financial covenants under the $385 million facility are as follows: The Partnership must maintain Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of 25% of total assets, and $150 million Consolidated working capital (current assets, excluding intercompany receivables and marked-to-market value of any financial derivative, less current liabilities, excluding intercompany payables, marked-to-market value of any financial derivative and the current portion of long-term debt) shall at all time be greater than zero Minimum liquidity (cash and cash equivalents and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $15 million, and $2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorated for partial ownership), subject to a cap of $20 million ratio of combined EBITDA for the Vessel Owners to debt service (principal repayments, guarantee commission, commitment fees and interest expense) for the preceding twelve months of a minimum of 115%.
Line of Credit Facility, Maximum Borrowing Capacity					$ 385,000	$ 385,000
Amount drew					$ 320,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					1.60%
Revolving credit facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate						3.60%	6.60%
Line of Credit Facility, Maximum Borrowing Capacity						$ 85,000
Amount drew	$ 10,700	$ 6,600	$ 4,500
Revolving credit facility [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 63,000
Amount drew				$ 48,300
Revolving Credit Facility Due To Owners And Affiliates [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 85,000
Hegh Gallant [Member] | Export credit tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					3.98%
Hegh Grace [Member] | Export credit tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					3.88%